Leases - Schedule of Lease Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Lease Expense [Abstract]
Operating lease costs	$ 594	$ 594
Finance lease costs
Amortization of ROU assets	43	240
Interest on lease liabilities	1	16
Total lease costs	638	850
Operating cash flows from operating leases	566	500
Financing cash flows from finance leases	$ 130	$ 222
Operating leases, Weighted-average remaining lease term (in years)	8 months 23 days	1 year 8 months 23 days
Finance leases, Weighted-average remaining lease term (in years)	0 years	3 months
Operating leases, Weighted-average discount rate	6.66%	6.66%
Finance leases, Weighted-average discount rate	6.50%	6.50%